Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (24.1%)
[1]	Ally Auto Receivables Trust Class A4 Series 2017-5	2.220%	10/17/22	1,600	1,614
[1]	Ally Master Owner Trust Class A Series 2018-2	3.290%	5/15/23	1,567	1,592
[1]	Ally Master Owner Trust Class A Series 2018-4	3.300%	7/17/23	2,000	2,041
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-3	0.620%	10/13/23	15,399	15,405
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-4	0.530%	3/13/24	26,000	26,003
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-3	1.150%	8/13/24	10,000	10,045
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-4	0.850%	12/13/24	18,000	18,007
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2019-3	2.170%	1/18/23	5,093	5,124
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2017-4	2.040%	7/18/22	60	60
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	5,270	5,295
[1]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	23,085	23,741
[1]	AmeriCredit Automobile Receivables Trust Class B Series 2020-2	0.970%	2/18/26	1,840	1,845
[1]	Americredit Automobile Receivables Trust Class C Series 2016-4	2.410%	7/8/22	16,992	17,048
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,543
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2016-3	2.710%	9/8/22	3,390	3,415
[1,2]	ARI Fleet Lease Trust Class A2 Series 2018-B	3.220%	8/16/27	3,032	3,057
[1,2]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	12,750	12,872
[1,2]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	140	138
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2015-2A	2.630%	12/20/21	12,218	12,236
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-1A	2.990%	6/20/22	13,370	13,465
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-2A	2.720%	11/20/22	11,095	11,235
[1]	BMW Vehicle Lease Trust Class A4 Series 2019-1	2.920%	8/22/22	6,500	6,595
[1]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	27,070	27,136
[1]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,246
[1,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	1.050%	2/25/30	76	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Republic Auto Receivables Trust Class A3 Series 2018-1	3.140%	8/15/22	3,526	3,537
[1]	California Republic Auto Receivables Trust Class B Series 2016-2	2.520%	5/16/22	999	1,000
[1]	California Republic Auto Receivables Trust Class B Series 2018-1	3.560%	3/15/23	5,000	5,102
[1]	California Republic Auto Receivables Trust Class C Series 2016-2	3.510%	3/15/23	540	540
[1,2]	Canadian Pacer Auto Receivables Trust Class A2 Series 2019-1	2.780%	3/21/22	5,511	5,532
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2020-1	1.770%	11/21/22	23,529	23,660
[1,2]	Capital Auto Receivables Asset Trust Class A3 Series 2018-2	3.270%	6/20/23	5,224	5,247
[1,2]	Capital Auto Receivables Asset Trust Class A4 Series 2018-1	2.930%	6/20/22	4,025	4,059
[1]	Carmax Auto Owner Trust Class A2A Series 2019-4	2.010%	3/15/23	15,131	15,235
[1]	CarMax Auto Owner Trust Class A3 Series 2018-3	3.130%	6/15/23	10,271	10,458
[1]	Carmax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	1,850	1,893
[1]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	41,050	41,230
[1]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,686
[1]	CarMax Auto Owner Trust Class D Series 2016-4	2.910%	4/17/23	6,520	6,548
[1,2]	Chase Auto Credit Linked Notes Class B Series 2020-1	0.991%	1/25/28	26,250	26,227
[1,2]	Chase Auto Credit Linked Notes Class C Series 2020-1	1.389%	1/25/28	2,750	2,749
[1,2]	Chase Auto Credit Linked Notes Class D Series 2020-1	1.886%	1/25/28	2,157	2,159
[1,2]	Chesapeake Funding II LLC Class A1 Series 2017-3A	1.910%	8/15/29	2,483	2,486
[1,2]	Chesapeake Funding II LLC Class A1 Series 2017-4A	2.120%	11/15/29	8,516	8,542
[1,2]	Chesapeake Funding II LLC Class A1 Series 2017-A1	1.990%	5/15/29	625	625
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	10,894	11,063
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-1A	2.940%	4/15/31	25,797	26,287
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-2A	3.230%	8/15/30	36,947	37,513
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/16/32	16,395	16,456
[1]	CNH Equipment Trust Class A2 Series 2019-A	2.960%	5/16/22	517	517
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	8,030	8,145
[1]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,320
[1]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	31	31
[1]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	5,263	5,495
[1,2,3,4]	Connecticut Avenue Securities Trust Class 2M1 Series 2020-R02, 1M USD LIBOR + 0.750%	0.899%	1/25/40	16,058	16,041
[1,2]	Dell Equipment Finance Trust Class A2 Series 2019-1	2.780%	8/23/21	3,423	3,434
[1,2]	Dell Equipment Finance Trust Class A2 Series 2020-2	0.470%	10/24/22	26,620	26,624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Dell Equipment Finance Trust Class A3 Series 2018-1	3.180%	6/22/23	1,462	1,468
[1,2]	Dell Equipment Finance Trust Class A3 Series 2019-1	2.830%	3/22/24	15,220	15,476
[1,2]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	23,000	23,023
[1,2]	DLL LLC Class A2 Series 2019-1	2.790%	11/22/21	204	204
[1,2]	DLL LLC Class A2 Series 2019-2	2.270%	5/20/22	15,012	15,063
[1,2]	DLL LLC Class A2 Series 2019-3	2.130%	1/20/22	31,689	31,843
[1,2]	DLL LLC Class A3 Series 2018-2	3.460%	1/20/22	7,039	7,092
[1,2]	DLL LLC Class A3 Series 2019-1	2.890%	4/20/23	14,950	15,173
[1,2]	DLL LLC Class A4 Series 2018-ST2	3.590%	6/20/24	180	184
[1]	Drive Auto Receivables Trust Class A2 Series 2020-1	1.990%	12/15/22	5,827	5,848
[1]	Drive Auto Receivables Trust Class A3 Series 2020-2	0.830%	5/15/24	7,270	7,305
[1]	Drive Auto Receivables Trust Class B Series 2019-2	3.170%	11/15/23	18,000	18,190
[1]	Drive Auto Receivables Trust Class B Series 2019-4	2.230%	1/16/24	13,400	13,575
[1]	Drive Auto Receivables Trust Class B Series 2020-2	1.420%	3/17/25	1,820	1,842
[1]	Drive Auto Receivables Trust Class C Series 2018-2	3.630%	8/15/24	2,637	2,645
[1]	Drive Auto Receivables Trust Class C Series 2018-3	3.720%	9/16/24	5,815	5,853
[1]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	4,488	4,622
[1]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,564
[1,2]	Drive Auto Receivables Trust Class D Series 2016-CA	4.180%	3/15/24	677	688
[1]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	2,648	2,686
[1]	Drive Auto Receivables Trust Class D Series 2018-1	3.810%	5/15/24	13,305	13,597
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	300	318
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,187
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,179
[1,2]	DT Auto Owner Trust Class A Series 2019-2	2.850%	9/15/22	1,900	1,906
[1,2]	DT Auto Owner Trust Class A Series 2019-3	2.550%	8/15/22	2,516	2,523
[1,2]	DT Auto Owner Trust Class A Series 2020-1	1.940%	9/15/23	8,613	8,655
[1,2]	DT Auto Owner Trust Class A Series 2020-2	1.140%	1/16/24	4,836	4,855
[1,2]	DT Auto Owner Trust Class A Series 2020-3A	0.540%	4/15/24	26,017	25,993
[1,2]	Enterprise Fleet Financing LLC Class A Series 2020-2	0.610%	7/20/26	21,440	21,434
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2018-1	2.870%	10/20/23	2,403	2,412
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	5,888	6,000
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	8,572	8,706
[1,2]	Evergreen Credit Card Trust Class A Series 2018-1	2.950%	3/15/23	3,750	3,783
[1]	Exeter Automobile Receivables Trust Class A3 Series 2020-3A	0.520%	10/16/23	13,200	13,202
[1,2]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	3,060	3,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fifth Third Auto Trust Class 2A Series 2019-1	2.660%	5/16/22	2,863	2,870
[1,2]	Flagship Credit Auto Trust Class A Series 2018-3	3.070%	2/15/23	2,397	2,410
[1,2]	Flagship Credit Auto Trust Class A Series 2020-2	1.490%	7/15/24	5,456	5,506
[1,2]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	26,976	27,018
[1]	Ford Credit Auto Lease Trust Class A2 Series 2020-A	1.800%	7/15/22	17,531	17,629
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	43,870	44,055
[1]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,172
[1]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,811
[1]	Ford Credit Auto Lease Trust Class C Series 2020-B	1.700%	2/15/25	3,260	3,299
[1,2]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	1,009	1,043
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	515	553
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	8,160	8,254
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	58,200	58,474
[1]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,394
[1]	Ford Credit Floorplan Master Owner Trust A Class A Series 2017-3	2.480%	9/15/24	1,000	1,035
[1]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-1	2.840%	3/15/24	2,294	2,370
[1]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2018-3	3.520%	10/15/23	58,596	60,321
[1]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2019-3	2.230%	9/15/24	5,020	5,182
[1]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2020-1	0.700%	9/15/25	52,100	52,051
[1]	Ford Credit Floorplan Master Owner Trust A Class B Series 2019-3	2.420%	9/15/24	2,050	2,114
[1]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	4,460	4,453
[1]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,793
[1]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	6,730	6,722
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA1, 1M USD LIBOR + 0.700%	0.849%	1/25/50	1,745	1,741
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.899%	2/25/50	14,566	14,495
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-HQA1, 1M USD LIBOR + 0.750%	0.899%	1/25/50	1,059	1,055
[1,2,3,4]	Freddie Mac Structured Agency Credit Risk Debt Notes Class M1 Series 2018-SPI1	3.721%	2/25/48	36	36
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-3A	0.690%	10/16/23	16,139	16,148
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2019-3	2.030%	6/20/22	20,000	20,191
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	15,170	15,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	23,600	23,611
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	2,034
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,437
[1]	GM Financial Automobile Leasing Trust Class B Series 2020-2	1.560%	7/22/24	1,400	1,424
[1]	GM Financial Automobile Leasing Trust Class B Series 2020-3	0.760%	10/21/24	2,860	2,861
[1]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,221
[1]	GM Financial Automobile Leasing Trust Class C Series 2020-3	1.110%	10/21/24	5,240	5,234
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,747
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,754
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2020-1	1.830%	1/17/23	6,056	6,086
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	15,000	15,276
[1,2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2017-3	2.130%	3/16/23	1,500	1,517
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	9,304
[1,2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	40	41
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,103
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	909
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,943
[1,2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	29,452
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2018-2	3.130%	3/15/23	35,000	35,357
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2018-4	3.500%	9/15/23	71,625	73,574
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,673
[1]	GMF Floorplan Owner Revolving Trust Class C Series 2018-2	3.440%	3/15/23	1,144	1,154
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,366
[1,2,3]	Gosforth Funding plc Class 1A Series 2017-1A, 3M USD LIBOR + 0.470%	0.697%	12/19/59	3,010	3,010
[1,2,3]	Gosforth Funding plc, Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.700%	8/25/60	9,219	9,219
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2019-1	2.970%	6/15/21	2,531	2,536
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2020-1	1.760%	6/15/22	51,800	52,204
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2018-1	2.830%	6/17/24	1,310	1,329
[1,2]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOHA	3.551%	4/10/34	10,000	10,077
[1]	Harley-Davidson Motorcycle Trust Class 2019-A Series A2	2.370%	5/15/22	2,185	2,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2019-A	1.830%	1/17/23	11,402	11,466
[1,2]	Hertz Fleet Lease Funding LP Class A2 Series 2018-1	3.230%	5/10/32	22,043	22,142
[1,2]	Hertz Fleet Lease Funding LP Class A2 Series 2019-1	2.700%	1/10/33	27,184	27,532
[1,2]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	7,740	7,743
[1,2]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	9,465	9,474
[1,2]	Hertz Vehicle Financing II LP Class A Series 2017-1A	2.960%	10/25/21	12,400	12,420
[1,2]	Hertz Vehicle Financing II LP Class B Series 2017-1A	3.560%	10/25/21	20,990	20,890
[1,2]	Hertz Vehicle Financing LLC Class A Series 2018-2	3.650%	6/27/22	1,262	1,262
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-1	2.830%	3/20/23	4,115	4,197
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	2,580	2,641
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	18,250	18,408
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,964
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,807
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,720
[1,2]	HPEFS Equipment Trust Class A2 Series 2019-1	2.190%	9/20/29	5,445	5,473
[1,2]	HPEFS Equipment Trust Class A2 Series 2020-1	1.730%	2/20/30	17,250	17,374
[1,2]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	2,100	2,130
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2019-A	2.980%	7/15/22	14,205	14,322
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-A	1.950%	7/17/23	725	739
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	29,990	30,034
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	5,035
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2020-B	0.810%	10/15/24	2,700	2,703
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	14,760	15,072
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	36,200	36,269
[1]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,908
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,624
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	8,051
[1,2]	Hyundai Floorplan Master Owner Trust Class A Series 2019-1	2.680%	4/15/24	5,760	5,945
[1]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	14,550	14,571
[1]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,845
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	7,540	7,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	17,700	17,714
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,821
[1,3]	Lanark Master Issuer plc Class 1A Series 2018-2A, 3M USD LIBOR + 0.420%	0.676%	12/22/69	11,265	11,224
[1,2,3]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	767
[1,2]	Laurel Road Prime Student Loan Trust Class A1FX Series 2020-A	0.720%	11/25/50	8,950	8,951
[1,2]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,515
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2019-B	2.000%	10/17/22	15,239	15,459
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	20,000	20,306
[1]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,778
[1]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	25,830	25,930
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2019-B	2.070%	10/12/22	12,943	13,063
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	9,940	9,977
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	5,463	5,544
[1,2]	Navient Private Education Refi Loan Trust Class A1 Series 2019-C	2.820%	2/15/68	6,286	6,306
[1,2,3]	Navient Private Education Refi Loan Trust Class A1 Series 2019-D, 1M USD LIBOR + 0.400%	0.548%	12/15/59	3,568	3,565
[1,2]	Navient Private Education Refi Loan Trust Class A1 Series 2019-E	2.390%	5/15/68	14,397	14,444
[1,2]	Navient Private Education Refi Loan Trust Class A1 Series 2019-F	2.180%	8/15/68	4,571	4,579
[1,2]	Navient Private Education Refi Loan Trust Class A1 Series 2020-B	1.800%	1/15/69	22,536	22,643
[1]	Nissan Auto Lease Trust Class A2A Series 2020-A	1.800%	5/16/22	31,982	32,180
[1]	Nissan Auto Lease Trust Class A3 Series 2019-B	2.270%	7/15/22	27,000	27,285
[1]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	30,050	30,054
[1]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,926
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	10,000	10,232
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	0.550%	7/15/24	50,050	50,075
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	20,640	21,038
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-C	2.280%	2/15/24	320	325
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,870	1,971
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	7,098
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	7,058
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.026%	1/16/60	4,632	4,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.151%	6/20/60	9,061	8,996
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U, 1M USD LIBOR + 0.900%	1.047%	11/18/60	7,850	7,830
[1,2]	PFS Financing Corp Class A Series 2020-E	1.000%	10/15/25	3,010	3,020
[1,2]	PFS Financing Corp Class A Series 2020-F	0.930%	8/15/24	2,310	2,315
[1,2]	PFS Financing Corp. Class A Series 2018-B	2.890%	2/15/23	1,100	1,108
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	8,300	8,407
[1,2]	PFS Financing Corp. Class A Series 2020-B	1.210%	6/15/24	5,000	5,047
[1,2,3]	RESIMAC Bastille Trust Class A1 Series 2018-1NC, 1M USD LIBOR + 0.850%	0.990%	12/5/59	5,497	5,484
[1,2,3]	RESIMAC Premier Class A1A Series 2017-1, 1M USD LIBOR + 0.950%	1.095%	9/11/48	2,847	2,843
[1,2,5]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	5,050	5,050
[1,2]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	12,592	12,709
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2020-2	0.670%	4/15/24	6,120	6,142
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2020-3	0.520%	7/15/24	24,290	24,336
[1]	Santander Drive Auto Receivables Trust Class B Series 2019-1	3.210%	9/15/23	4,944	4,971
[1]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	3,120	3,134
[1]	Santander Drive Auto Receivables Trust Class C Series 2017-3	2.760%	12/15/22	26	26
[1]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	8/15/23	11,793	11,899
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	6,120	6,176
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	23,060	23,038
[1]	Santander Drive Auto Receivables Trust Class D Series 2016-3	2.800%	8/15/22	4,516	4,548
[1]	Santander Drive Auto Receivables Trust Class D Series 2017-2	3.490%	7/17/23	8,747	8,878
[1]	Santander Drive Auto Receivables Trust Class D Series 2020-3	1.640%	11/16/26	26,100	26,044
[1,2]	Santander Retail Auto Lease Trust Class A2A Series 2019-B	2.290%	4/20/22	25,852	26,062
[1,2]	Santander Retail Auto Lease Trust Class A2ASeries 2019-C	1.890%	9/20/22	29,285	29,541
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2019-A	2.770%	6/20/22	65,360	66,551
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,942
[1,2]	Securitized Term Auto Receivables Trust Class A3 Series 2018-1	3.068%	1/25/22	6,477	6,513
[1,2]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	2,147	2,195
[1,2,3]	SMB Private Education Loan Trust Class A1 Series 2019-B, 1M USD LIBOR + 0.350%	0.498%	7/15/26	3,434	3,433
[1,2]	SoFi Professional Loan Program LLC Class A1FX Series 2018-D	3.120%	2/25/48	1,422	1,425
[1,2]	SoFi Professional Loan Program LLC Class A1FX Series 2019-C	2.130%	11/16/48	9,390	9,437
[1,2]	SoFi Professional Loan Program LLC Class A2A Series 2018-A	2.390%	2/25/42	208	208
[1,2]	Sofi Professional Loan Program LLC Class FX Series 2019-A	3.180%	6/15/48	3,110	3,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Sofi Professional Loan Program LLC Class FX Series 2019-B	2.780%	8/17/48	7,348	7,368
[1,2]	Sofi Professional Loan Program Trust Class A1FX Series 2018-C	3.080%	1/25/48	3,639	3,647
[1,2]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	7,598	7,658
[1]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	57,155	58,671
[1]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	2,051
[1,2]	TCF Auto Receivables Owner Trust Class A Series 2016-PT1	1.930%	6/15/22	576	576
[1,2]	Tesla Auto Lease Trust Class A Series 2018-B	3.710%	8/20/21	10,445	10,543
[1,2]	Tesla Auto Lease Trust Class A2 Series 2019-A	2.130%	4/20/22	22,248	22,520
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	7,040	7,060
[1,2]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,277
[1,2]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,099
[1,2]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,062
[1,2]	Tidewater Auto Receivables Trust Class A2 Series 2020-A	1.390%	8/15/24	17,978	18,066
[1,2]	Tidewater Auto Receivables Trust Class B Series 2018-AA	3.450%	11/15/24	515	516
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	916
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	5,355	5,471
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	11,700	11,908
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,626
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,549
[1,2]	Transportation Finance Equipment Trust Class A2 Series 2019-1	1.900%	1/24/22	12,856	12,912
[1,2]	Trillium Credit Card Trust II Class A Series 2019-2A	3.038%	1/26/24	48,980	49,270
[1,2]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	254	254
[1]	USAA Auto Owner Trust Series Class A3 2019-1	2.160%	7/17/23	6,890	6,964
[1]	Verizon Owner Trust Class 1A Series 2019-B	2.330%	12/20/23	4,230	4,325
[1]	Verizon Owner Trust Class A1A Series 2019-A	2.930%	9/20/23	44,015	45,025
[1]	Verizon Owner Trust Class A1A Series 2019-C	1.940%	4/22/24	6,230	6,373
[1]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	46,445	47,582
[1,2]	Verizon Owner Trust Class B Series 2017-3	2.380%	4/20/22	9,290	9,321
[1,2]	Verizon Owner Trust Class B Series 2018-1	3.050%	9/20/22	37,984	38,601
[1]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,795
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,622
[1,2]	Verizon Owner Trust Class C Series 2017-3	2.530%	4/20/22	37,780	38,024
[1,2]	Verizon Owner Trust Class C Series 2018-1	3.200%	9/20/22	1,850	1,882
[1]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,904
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	4,550	4,557
[1]	Verizon Owner Trust Series Class A 2020-B	0.470%	2/20/25	62,720	62,779
[1,2,3]	VNDO Mortgage Trust Class B Series 2013-PENN	3.947%	12/13/29	8,910	8,902
[1]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2018-1	3.020%	11/21/22	825	837
[1]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2020-1	0.980%	11/20/24	24,510	24,814
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	2,850	2,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,668
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	24,000	23,986
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,691
[1]	Wells Fargo Commercial Mortgage Trust Class A1 Series 2013-LC12	1.676%	7/15/46	16	16
[1,2]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	10,300	10,286
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,466
[1]	World Omni Auto Receivables Trust Class A2 Series 2019-B	2.630%	6/15/22	4,891	4,904
[1]	World Omni Auto Receivables Trust Class A3 Series 2018-A	2.500%	4/17/23	3,585	3,625
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	1,375	1,393
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	34,560	34,714
[1]	World Omni Auto Receivables Trust Class B Series 2016-B	1.730%	7/15/23	2,510	2,511
[1]	World Omni Automobile Lease Securitization Trust Class A2 Series 2019-A	2.890%	11/15/21	3,783	3,792
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2019-A	2.940%	5/16/22	17,500	17,733
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,999
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,321,335)					3,336,006
Corporate Bonds (59.8%)
Communications (1.8%)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	48,938	51,864
	Discovery Communications LLC	2.950%	3/20/23	10,179	10,713
	Fox Corp.	3.666%	1/25/22	58,374	60,706
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,482	5,648
	Omnicom Group Inc.	3.625%	5/1/22	34,200	35,777
[2]	Sky Ltd.	3.125%	11/26/22	10,960	11,549
	Verizon Communications Inc.	5.150%	9/15/23	30,433	34,342
[2]	Verizon Communications Inc.	1.680%	10/30/30	8,626	8,535
	ViacomCBS Inc.	3.375%	3/1/22	23,376	24,055
	Walt Disney Co.	1.650%	9/1/22	754	772
					243,961
Consumer Discretionary (3.0%)
[6]	American Honda Finance Corp.	3.150%	1/8/21	15,000	15,077
	American Honda Finance Corp.	2.200%	6/27/22	2,680	2,759
	American Honda Finance Corp.	0.400%	10/21/22	50,000	49,972
	American Honda Finance Corp.	2.050%	1/10/23	7,290	7,531
	American Honda Finance Corp.	0.875%	7/7/23	50,000	50,391
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,460
	General Motors Co.	5.400%	10/2/23	5,000	5,529
	General Motors Financial Co. Inc.	2.450%	11/6/20	10,000	10,000
	General Motors Financial Co. Inc.	3.200%	7/6/21	24,614	24,933
	General Motors Financial Co. Inc.	3.450%	1/14/22	5,000	5,125
	General Motors Financial Co. Inc.	3.450%	4/10/22	7,000	7,207
	General Motors Financial Co. Inc.	3.550%	7/8/22	2,353	2,442
[3,7]	Toyota Finance, 3M Australian Bank Bill Rate + 0.780%	0.890%	11/22/21	11,400	8,029
	Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,050
	Toyota Motor Credit Corp.	2.750%	5/17/21	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.150%	5/26/22	55,000	55,604
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,000	25,043
	Toyota Motor Credit Corp.	0.350%	10/14/22	25,000	25,001
	Toyota Motor Credit Corp.	2.900%	3/30/23	17,000	18,007
	Toyota Motor Credit Corp.	0.500%	8/14/23	20,000	20,107
[7]	Volkswagen Financial Services Australia Pty Ltd.	3.250%	4/13/21	3,500	2,481
[2]	Volkswagen Group of America Finance LLC	3.875%	11/13/20	3,515	3,518
[2]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,450	51,067
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	7,183	7,444
					409,791
Consumer Staples (3.1%)
	Altria Group Inc.	3.490%	2/14/22	10,000	10,387
[3,7]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.061%	9/6/22	8,000	5,639
	Constellation Brands Inc.	2.700%	5/9/22	7,500	7,730
	Constellation Brands Inc.	2.650%	11/7/22	32,562	33,868
	General Mills Inc.	3.150%	12/15/21	15,000	15,361
	JM Smucker Co.	3.500%	10/15/21	19,208	19,781
	Keurig Dr Pepper Inc.	3.551%	5/25/21	36,000	36,639
	Keurig Dr Pepper Inc.	3.200%	11/15/21	5,048	5,156
	Keurig Dr Pepper Inc.	4.057%	5/25/23	34,648	37,595
	Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,114
	Kroger Co.	2.600%	2/1/21	40,000	40,158
	Kroger Co.	2.950%	11/1/21	1,145	1,172
	McCormick & Co. Inc.	2.700%	8/15/22	15,750	16,349
	Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,782
[2]	Mondelez International Holdings Netherlands BV	2.000%	10/28/21	13,000	13,192
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	24,350	25,076
	Mondelez International Inc.	0.625%	7/1/22	30,000	30,121
[2]	Pernod Ricard SA	4.450%	1/15/22	25,000	26,184
	Philip Morris International Inc.	2.500%	11/2/22	2,000	2,079
	Philip Morris International Inc.	1.125%	5/1/23	25,000	25,388
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	56,700	58,253
	Tyson Foods Inc.	4.500%	6/15/22	9,139	9,638
					435,662
Energy (6.2%)
	BP Capital Markets America Inc.	4.742%	3/11/21	5,000	5,081
	BP Capital Markets America Inc.	3.245%	5/6/22	21,317	22,210
	BP Capital Markets America Inc.	2.520%	9/19/22	6,650	6,895
	BP Capital Markets plc	3.561%	11/1/21	10,018	10,335
	BP Capital Markets plc	2.500%	11/6/22	10,000	10,406
	Chevron Corp.	2.419%	11/17/20	3,250	3,253
	Chevron Corp.	1.141%	5/11/23	4,665	4,745
	Chevron USA Inc.	0.426%	8/11/23	20,360	20,352
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	40,738	44,651
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	20,000	21,295
	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	15,000	15,251
	Empresa Nacional del Petroleo	4.750%	12/6/21	25,082	26,035
	Enbridge Energy Partners LP	4.200%	9/15/21	889	909
	Enbridge Inc.	2.900%	7/15/22	15,384	15,918
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,671
	Enterprise Products Operating LLC	3.500%	2/1/22	28,403	29,460
	Enterprise Products Operating LLC	4.050%	2/15/22	21,939	22,926
	Enterprise Products Operating LLC	3.350%	3/15/23	19,027	20,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	4.100%	2/1/21	20,986	21,118
	Exxon Mobil Corp.	1.902%	8/16/22	9,545	9,807
	Exxon Mobil Corp.	1.571%	4/15/23	35,260	36,214
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	8,433	8,474
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	530	539
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	800	823
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	19,111	20,066
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	875	919
[2]	Kinder Morgan Inc.	5.000%	2/15/21	7,205	7,269
	Kinder Morgan Inc.	3.150%	1/15/23	15,200	15,920
	Marathon Petroleum Corp.	3.400%	12/15/20	11,733	11,740
	Marathon Petroleum Corp.	5.125%	3/1/21	17,535	17,776
[2]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,893
	Pertamina Persero PT	5.250%	5/23/21	1,930	1,977
	Pertamina Persero PT	4.875%	5/3/22	60,926	64,353
	Petrobras Global Finance BV	5.375%	1/27/21	9,834	9,908
	Petrobras Global Finance BV	8.375%	5/23/21	23,914	24,751
	Petronas Capital Ltd.	7.875%	5/22/22	44,568	49,319
	Phillips 66	4.300%	4/1/22	19,760	20,771
	Phillips 66	3.700%	4/6/23	12,750	13,640
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	2,035	2,035
	Shell International Finance BV	1.875%	5/10/21	31,700	31,951
	Shell International Finance BV	2.375%	8/21/22	6,000	6,215
	Shell International Finance BV	0.375%	9/15/23	13,275	13,236
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	12,310	12,857
	Sinopec Group Overseas Development 2016 Ltd.	2.000%	9/29/21	40,084	40,464
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	4,801	4,934
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	20,000	20,516
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,000	2,025
	Thai Oil PCL	3.625%	1/23/23	1,100	1,145
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	8,500	8,860
	Total Capital International SA	2.218%	7/12/21	18,277	18,505
[7]	Total Capital International SA	4.250%	11/26/21	15,000	10,929
	Total Capital International SA	2.875%	2/17/22	7,072	7,302
	Total Capital SA	4.250%	12/15/21	43,425	45,322
	TransCanada PipeLines Ltd.	2.500%	8/1/22	9,390	9,682
					860,794
Financials (28.7%)
	ABN AMRO Bank NV	6.250%	4/27/22	4,261	4,564
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,936
[2]	AIG Global Funding	2.700%	12/15/21	6,520	6,683
[2]	AIG Global Funding	2.300%	7/1/22	2,560	2,640
[2]	AIG Global Funding	0.800%	7/7/23	19,765	19,877
	Air Lease Corp.	2.250%	1/15/23	865	870
	American Express Co.	3.000%	2/22/21	9,320	9,375
	American Express Co.	3.700%	11/5/21	30,429	31,380
	American Express Co.	2.750%	5/20/22	11,884	12,298
	American Express Co.	2.500%	8/1/22	25,967	26,849
	American Express Co.	2.650%	12/2/22	4,014	4,197
	American Express Co.	3.400%	2/27/23	10,000	10,642
	American International Group Inc.	6.400%	12/15/20	13,359	13,454
	American International Group Inc.	3.300%	3/1/21	6,325	6,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.875%	6/1/22	41,745	44,646
	Ameriprise Financial Inc.	3.000%	3/22/22	22,503	23,326
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	12,963
[2]	ANZ New Zealand International Ltd.	2.125%	7/28/21	30,000	30,383
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	6,160	6,338
	Aon Corp.	2.200%	11/15/22	19,045	19,721
	Aon plc	2.800%	3/15/21	17,806	17,940
	Aon plc	4.000%	11/27/23	4,350	4,745
[2]	Athene Global Funding	2.800%	5/26/23	4,650	4,847
[2]	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	2,418	2,439
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	8,000	8,285
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	10,000	10,351
[3,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.800%	5/17/26	23,980	17,006
	Banco Santander SA	3.500%	4/11/22	20,400	21,202
	Bank of America Corp.	2.738%	1/23/22	25,202	25,332
	Bank of America Corp.	5.700%	1/24/22	15,000	15,975
	Bank of America Corp.	3.499%	5/17/22	20,660	20,970
	Bank of America Corp.	3.124%	1/20/23	26,848	27,668
	Bank of America Corp.	2.881%	4/24/23	10,143	10,484
	Bank of America Corp.	2.816%	7/21/23	19,141	19,856
	Bank of America Corp.	3.004%	12/20/23	41,655	43,681
[3,7]	Bank of America Corp., 3M Australian Bank Bill Rate + 1.550%	1.650%	8/5/21	5,000	3,541
	Bank of China Ltd.	2.375%	3/1/21	20,000	20,087
	Bank of Montreal	2.900%	3/26/22	22,237	23,014
	Bank of Montreal	2.050%	11/1/22	4,515	4,665
	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,653
	Bank of Nova Scotia	2.000%	11/15/22	29,537	30,516
	Bank of Nova Scotia	2.375%	1/18/23	15,000	15,624
	Bank of Nova Scotia	1.950%	2/1/23	20,000	20,633
[2]	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	3,026
[2]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	40,980	42,515
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	11,244	11,593
	Barclays Bank plc	1.700%	5/12/22	15,000	15,253
	Barclays plc	3.200%	8/10/21	18,399	18,781
	Barclays plc	3.684%	1/10/23	19,280	19,892
	Barclays plc	4.610%	2/15/23	11,520	12,043
[2]	BNP Paribas SA	2.950%	5/23/22	3,487	3,615
	BNP Paribas SA	3.250%	3/3/23	3,860	4,110
[3,7]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.840%	12/16/22	5,650	4,018
	BPCE SA	2.650%	2/3/21	3,907	3,930
	BPCE SA	2.750%	12/2/21	2,450	2,514
[2]	BPCE SA	3.000%	5/22/22	32,908	34,074
[2]	BPCE SA	2.750%	1/11/23	2,225	2,336
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	63,386	65,595
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	35,000	38,057
	Capital One Bank USA NA	2.014%	1/27/23	17,371	17,669
	Capital One Bank USA NA	3.375%	2/15/23	10,204	10,802
	Capital One Financial Corp.	4.750%	7/15/21	1,983	2,044
	Capital One Financial Corp.	3.050%	3/9/22	1,350	1,393
	Capital One Financial Corp.	3.200%	1/30/23	1,337	1,409
	Capital One Financial Corp.	2.600%	5/11/23	26,051	27,286
	Capital One NA	2.250%	9/13/21	1,505	1,527
	Capital One NA	2.650%	8/8/22	5,000	5,186
	Capital One NA	2.150%	9/6/22	17,247	17,742
	Charles Schwab Corp.	2.650%	1/25/23	1,790	1,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	2.875%	11/3/22	22,990	24,035
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,687	1,774
	Citibank NA	2.844%	5/20/22	8,320	8,423
	Citigroup Inc.	2.900%	12/8/21	10,000	10,250
	Citigroup Inc.	2.750%	4/25/22	22,800	23,540
	Citigroup Inc.	4.050%	7/30/22	8,721	9,242
	Citigroup Inc.	2.700%	10/27/22	26,407	27,527
[1]	Citigroup Inc.	2.312%	11/4/22	50,186	51,056
	Citigroup Inc.	3.142%	1/24/23	12,000	12,345
	Citigroup Inc.	3.500%	5/15/23	1,950	2,088
	Citigroup Inc.	2.876%	7/24/23	9,000	9,337
	Citigroup Inc.	3.875%	10/25/23	3,500	3,832
[3,7]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.650%	5/4/21	15,000	10,599
	Citizens Bank NA	2.550%	5/13/21	13,725	13,857
[2]	Commonwealth Bank of Australia	3.450%	3/16/23	25,000	26,773
[3,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.740%	6/3/26	48,100	34,130
	Cooperatieve Rabobank UA	3.950%	11/9/22	34,620	36,855
	Credit Suisse AG	2.100%	11/12/21	9,600	9,768
	Credit Suisse AG	2.800%	4/8/22	11,014	11,400
[2]	Credit Suisse Group AG	3.574%	1/9/23	19,392	20,026
[2]	Credit Suisse Group AG	2.997%	12/14/23	10,000	10,397
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	22,000	22,061
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	4,665	4,728
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,181	22,377
[2]	Danske Bank A/S	5.000%	1/12/22	23,604	24,719
[2]	Danske Bank A/S	2.700%	3/2/22	9,469	9,744
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	11,146	11,639
	Discover Bank	3.200%	8/9/21	4,017	4,095
	Discover Bank	3.350%	2/6/23	18,075	19,105
	Discover Bank	4.200%	8/8/23	7,750	8,484
	Discover Financial Services	5.200%	4/27/22	2,500	2,671
	Discover Financial Services	3.850%	11/21/22	8,505	9,078
	E*TRADE Financial Corp.	2.950%	8/24/22	19,738	20,558
	Equitable Holdings Inc.	3.900%	4/20/23	9,740	10,472
	Fifth Third Bancorp	3.500%	3/15/22	5,000	5,187
	Fifth Third Bancorp.	1.625%	5/5/23	5,051	5,182
	Fifth Third Bank NA	2.875%	10/1/21	5,000	5,108
	First Horizon National Corp.	3.500%	12/15/20	27,634	27,634
	First Republic Bank	2.500%	6/6/22	5,525	5,685
	Goldman Sachs Group Inc.	2.600%	12/27/20	5,250	5,263
	Goldman Sachs Group Inc.	2.875%	2/25/21	30,045	30,194
	Goldman Sachs Group Inc.	5.250%	7/27/21	2,500	2,590
[7]	Goldman Sachs Group Inc.	4.700%	9/8/21	8,790	6,391
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,941	12,710
	Goldman Sachs Group Inc.	2.876%	10/31/22	26,042	26,659
	Goldman Sachs Group Inc.	2.908%	6/5/23	54,133	56,022
	Goldman Sachs Group Inc.	2.905%	7/24/23	13,700	14,225
[2]	Guardian Life Global Funding	3.400%	4/25/23	18,931	20,338
	HSBC Holdings plc	4.000%	3/30/22	7,000	7,343
	HSBC Holdings plc	3.262%	3/13/23	24,092	24,937
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,817
	HSBC Holdings plc	3.033%	11/22/23	15,740	16,448
	Huntington Bancshares Inc.	3.150%	3/14/21	10,000	10,061
	Huntington Bancshares Inc.	2.300%	1/14/22	5,000	5,104
	Huntington National Bank	2.500%	8/7/22	35,000	36,257
	ICICI Bank Ltd.	5.750%	11/16/20	8,200	8,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Industrial & Commercial Bank of China Ltd.	2.500%	6/16/21	10,000	10,084
[2]	ING Bank NV	2.050%	8/15/21	7,000	7,097
	ING Groep NV	3.150%	3/29/22	34,884	36,120
	Intercontinental Exchange Inc.	2.350%	9/15/22	20,886	21,590
	Intercontinental Exchange Inc.	0.700%	6/15/23	7,200	7,244
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,082
	Intercontinental Exchange Inc.	4.000%	10/15/23	28,399	31,227
	Invesco Finance plc	3.125%	11/30/22	26,433	27,819
[2]	Jackson National Life Global Funding	3.300%	6/11/21	565	575
[2]	Jackson National Life Global Funding	2.100%	10/25/21	2,590	2,636
[2]	Jackson National Life Global Funding	3.300%	2/1/22	7,000	7,254
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	31,322
	JPMorgan Chase & Co.	2.972%	1/15/23	22,510	23,182
	JPMorgan Chase & Co.	2.776%	4/25/23	31,005	32,081
	KeyBank NA	1.250%	3/10/23	5,005	5,104
	Lloyds Banking Group plc	3.100%	7/6/21	2,550	2,598
	Lloyds Banking Group plc	3.000%	1/11/22	16,000	16,445
	Lloyds Banking Group plc	2.858%	3/17/23	18,325	18,823
	Lloyds Banking Group plc	1.326%	6/15/23	16,260	16,374
	Lloyds Banking Group plc	4.050%	8/16/23	3,500	3,800
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	25,780
	Loews Corp.	2.625%	5/15/23	3,000	3,137
	Macquarie Bank Ltd.	6.625%	4/7/21	6,700	6,858
[2]	Macquarie Group Ltd.	6.250%	1/14/21	14,130	14,289
[7]	Macquarie Group Ltd.	3.250%	12/15/22	37,100	26,677
[2]	Macquarie Group Ltd.	3.189%	11/28/23	1,000	1,046
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	28,000	28,896
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,816	3,896
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	15,405	15,838
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	305	324
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	5,305
[2]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,860
[2]	MassMutual Global Funding II	0.850%	6/9/23	42,506	43,056
[2]	MassMutual Global Funding II	0.480%	8/28/23	50,000	49,982
[2]	Met Tower Global Funding	0.550%	7/13/22	1,000	1,001
	MetLife Inc.	4.368%	9/15/23	2,150	2,386
[2]	Metropolitan Life Global Funding I	1.950%	9/15/21	29,826	30,256
[2]	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,883
[2]	Metropolitan Life Global Funding I	3.375%	1/11/22	4,905	5,083
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	5,000	5,161
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,310
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,464	3,653
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	22,746
[2]	Metropolitan Life Global Funding I	0.900%	6/8/23	36,500	36,943
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,124	17,396
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,165	33,355
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	11,100	11,508
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	13,100	13,973
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,660
[2]	Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,952
	Mizuho Financial Group Inc.	2.273%	9/13/21	16,545	16,810
	Mizuho Financial Group Inc.	2.953%	2/28/22	35,100	36,248
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	23,414
	Mizuho Financial Group Inc.	2.721%	7/16/23	4,424	4,576
	Morgan Stanley	5.750%	1/25/21	11,317	11,454
[7]	Morgan Stanley	5.000%	9/30/21	2,090	1,526
	Morgan Stanley	2.625%	11/17/21	16,120	16,503
	Morgan Stanley	2.750%	5/19/22	20,191	20,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.875%	11/1/22	61,024	65,977
	Morgan Stanley	3.125%	1/23/23	10,000	10,562
	Morgan Stanley	3.750%	2/25/23	14,158	15,183
[3]	Morgan Stanley, SOFR + 0.700%	0.789%	1/20/23	20,000	20,088
[2]	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,482
	MUFG Union Bank NA	3.150%	4/1/22	15,585	16,129
	MUFG Union Bank NA	2.100%	12/9/22	4,200	4,341
	National Australia Bank Ltd.	2.500%	1/12/21	9,000	9,039
[3,7]	National Australia Bank Ltd., 3M Australian Bank Bill Rate + 2.400%	2.490%	9/21/26	10,450	7,434
[2]	National Bank of Canada	2.150%	10/7/22	6,030	6,220
	National Bank of Canada	2.100%	2/1/23	6,650	6,852
[2]	Nationwide Building Society	2.000%	1/27/23	6,800	7,002
[2]	Nationwide Building Society	3.622%	4/26/23	9,975	10,360
[2]	New York Life Global Funding	2.300%	6/10/22	850	876
[2]	New York Life Global Funding	1.100%	5/5/23	11,895	12,079
[2]	Nordea Bank Abp	1.000%	6/9/23	3,000	3,033
[1]	PNC Bank NA	2.232%	7/22/22	18,410	18,637
	PNC Bank NA	1.743%	2/24/23	11,000	11,177
	PNC Bank NA	3.500%	6/8/23	6,455	6,935
	PNC Bank NA	3.800%	7/25/23	13,920	15,122
[2]	Pricoa Global Funding I	2.200%	6/3/21	10,000	10,114
[2]	Pricoa Global Funding I	3.450%	9/1/23	22,299	24,023
[2]	Principal Life Global Funding II	2.625%	11/19/20	2,277	2,279
[2]	Principal Life Global Funding II	2.375%	11/21/21	750	766
[2]	Protective Life Global Funding	2.700%	11/25/20	40,840	40,901
[2]	Protective Life Global Funding	1.082%	6/9/23	8,135	8,240
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,425
[2]	Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,077
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	600	617
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	5,515	5,651
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	2,500	2,687
	Royal Bank of Canada	1.950%	1/17/23	19,283	19,902
	Santander Holdings USA Inc.	3.700%	3/28/22	6,600	6,831
	Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,024
	Santander UK Group Holdings plc	2.875%	8/5/21	26,486	26,916
	Santander UK Group Holdings plc	3.571%	1/10/23	10,000	10,293
	Santander UK plc	2.125%	11/3/20	1,500	1,500
	Santander UK plc	2.500%	1/5/21	5,194	5,213
	Santander UK plc	2.100%	1/13/23	20,000	20,620
[2]	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	13,750	14,247
[2]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	5,215	5,406
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	20,000	19,972
[2]	Standard Chartered plc	2.744%	9/10/22	4,364	4,419
[2]	Standard Chartered plc	1.319%	10/14/23	4,190	4,196
[1]	State Street Corp.	2.825%	3/30/23	9,610	9,920
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	29,199	29,465
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	39,080	39,869
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	5,847	6,074
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	24,897	25,907
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	5,000	5,277
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,830	3,063
	Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,136
	Svenska Handelsbanken AB	1.875%	9/7/21	10,230	10,365
[2]	Swedbank AB	2.650%	3/10/21	10,410	10,498
[2]	Swedbank AB	2.800%	3/14/22	4,174	4,309
	Toronto-Dominion Bank	1.900%	12/1/22	50,357	51,943
	Truist Bank	2.625%	1/15/22	4,750	4,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.800%	5/17/22	19,975	20,683
	Truist Bank	2.450%	8/1/22	10,000	10,335
[1]	Truist Bank	3.502%	8/2/22	12,201	12,483
	Truist Bank	1.250%	3/9/23	1,595	1,623
	Truist Financial Corp.	2.750%	4/1/22	11,682	12,045
	Truist Financial Corp.	3.050%	6/20/22	10,345	10,766
	Truist Financial Corp.	2.200%	3/16/23	17,000	17,618
[2]	UBS AG	2.450%	12/1/20	15,635	15,635
[2]	UBS AG	1.750%	4/21/22	26,178	26,658
[2]	UBS Group AG	3.000%	4/15/21	13,330	13,490
[2]	UBS Group AG	2.650%	2/1/22	15,000	15,421
[2]	UBS Group AG	3.491%	5/23/23	21,800	22,737
[2]	UBS Group AG	2.859%	8/15/23	7,020	7,268
[2]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,612
	Wells Fargo & Co.	4.600%	4/1/21	35,000	35,601
	Wells Fargo & Co.	3.500%	3/8/22	14,982	15,599
[8]	Wells Fargo & Co.	2.125%	4/22/22	2,930	3,873
	Wells Fargo & Co.	2.625%	7/22/22	39,800	41,191
	Wells Fargo & Co.	3.069%	1/24/23	5,366	5,527
[3,7]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.376%	7/27/21	15,000	10,605
	Wells Fargo Bank NA	2.897%	5/27/22	4,790	4,850
	Wells Fargo Bank NA	2.082%	9/9/22	16,500	16,725
	Wells Fargo Bank NA	3.550%	8/14/23	9,000	9,731
	Westpac Banking Corp.	2.750%	1/11/23	35,155	36,948
[3,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.191%	3/10/26	38,500	27,259
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,616
					3,971,225
Health Care (5.0%)
[2]	AbbVie Inc.	2.150%	11/19/21	5,000	5,082
[2]	AbbVie Inc.	5.000%	12/15/21	6,000	6,235
[2]	AbbVie Inc.	3.450%	3/15/22	40,000	41,417
[2]	AbbVie Inc.	3.250%	10/1/22	21,670	22,655
[2]	AbbVie Inc.	2.300%	11/21/22	26,764	27,742
	Aetna Inc.	2.750%	11/15/22	23,658	24,581
	Aetna Inc.	2.800%	6/15/23	9,028	9,471
	Amgen Inc.	3.875%	11/15/21	25,855	26,531
	Anthem Inc.	2.500%	11/21/20	25,000	25,029
	Anthem Inc.	3.125%	5/15/22	10,000	10,407
	Anthem Inc.	2.950%	12/1/22	12,900	13,524
	Anthem Inc.	3.300%	1/15/23	30,155	31,930
	AstraZeneca plc	2.375%	11/16/20	3,289	3,289
	AstraZeneca plc	2.375%	6/12/22	33,000	33,986
	Baxter International Inc.	1.700%	8/15/21	19,500	19,689
[2]	Bayer US Finance LLC	3.000%	10/8/21	6,220	6,358
	Biogen Inc.	3.625%	9/15/22	5,786	6,121
	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,000	5,166
	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,193
	Cigna Corp.	3.400%	9/17/21	6,413	6,564
	Cigna Corp.	3.050%	11/30/22	10,892	11,393
	Cigna Corp.	3.750%	7/15/23	3,200	3,460
	CVS Health Corp.	3.350%	3/9/21	22,000	22,231
	CVS Health Corp.	2.125%	6/1/21	12,000	12,101
	CVS Health Corp.	2.750%	12/1/22	13,261	13,803
	Evernorth Health Inc.	2.600%	11/30/20	26,793	26,838
	Gilead Sciences Inc.	4.400%	12/1/21	9,397	9,713
	GlaxoSmithKline Capital plc	2.850%	5/8/22	4,984	5,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,835
	Humana Inc.	3.150%	12/1/22	26,155	27,407
	Humana Inc.	2.900%	12/15/22	52,631	54,988
	McKesson Corp.	2.700%	12/15/22	2,447	2,545
	Mylan NV	3.150%	6/15/21	35,351	35,835
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	8,182	8,313
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	47,120
	UnitedHealth Group Inc.	2.875%	3/15/22	9,315	9,581
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,610
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,757
[2]	Upjohn Inc.	1.125%	6/22/22	49,945	50,409
					692,081
Industrials (3.7%)
	Block Financial LLC	5.500%	11/1/22	8,000	8,513
[1]	Burlington Northern and Santa Fe Railway Co. Class TR Series 99-2 Pass Through Trust	7.570%	1/2/21	87	88
[2]	Carrier Global Corp.	1.923%	2/15/23	2,400	2,470
	Caterpillar Financial Services Corp.	2.650%	5/17/21	11,365	11,509
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,140	9,281
	Caterpillar Financial Services Corp.	0.950%	5/13/22	24,700	24,922
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,772
	Caterpillar Financial Services Corp.	0.650%	7/7/23	40,000	40,160
	CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,062
[1]	Continental Airlines Class A Series 2010-1 Pass Through Trust	4.750%	7/12/22	2,795	2,765
[1]	Continental Airlines Class A-1 Series 2001-1 Pass Through Trust	6.703%	12/15/22	1,841	1,762
[1]	Delta Air Lines Class B Series 2007-1 Pass Through Trust	8.021%	2/10/24	4,471	4,253
	FedEx Corp.	3.400%	1/14/22	15,000	15,529
	General Dynamics Corp.	3.000%	5/11/21	7,483	7,591
	General Dynamics Corp.	3.875%	7/15/21	26,350	26,781
	Honeywell International Inc.	0.483%	8/19/22	113,000	113,142
	L3Harris Technologies Inc.	3.850%	6/15/23	21,240	22,929
	Northrop Grumman Corp.	3.500%	3/15/21	325	329
	Northrop Grumman Corp.	2.550%	10/15/22	19,436	20,222
	PACCAR Financial Corp.	0.350%	8/11/23	10,000	9,986
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.650%	7/29/21	25,000	25,517
[7]	Qantas Airways Ltd.	7.500%	6/11/21	30,550	22,170
[7]	QPH Finance Co Pty Ltd.	5.000%	7/7/21	4,800	3,466
[2]	Raytheon Technologies Corp.	2.800%	3/15/22	67,892	69,884
[2]	Raytheon Technologies Corp.	2.500%	12/15/22	13,865	14,337
	Roper Technologies Inc.	0.450%	8/15/22	10,000	9,992
	Roper Technologies Inc.	3.650%	9/15/23	3,032	3,287
[1]	Southwest Airlines Co Pass Through Trust Series 2007-1	6.650%	8/1/22	2,586	2,586
	Tyco Electronics Group SA	3.500%	2/3/22	1,520	1,568
[1]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	2,165	1,866
	Waste Management Inc.	2.900%	9/15/22	4,000	4,149
					508,888
Materials (1.4%)
[2]	Air Liquide Finance SA	1.750%	9/27/21	31,660	32,016
	Codelco Inc.	3.750%	11/4/20	1,000	1,000
[2]	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,022
	DuPont de Nemours Inc.	2.169%	5/1/23	29,000	29,313
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,882
	Ecolab Inc.	3.250%	1/14/23	5,000	5,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Linde Inc.	4.050%	3/15/21	4,276	4,336
	LyondellBasell Industries NV	6.000%	11/15/21	6,103	6,360
	Newmont Corp.	3.625%	6/9/21	20,748	21,007
	Newmont Corp.	3.500%	3/15/22	2,000	2,060
	Nucor Corp.	4.125%	9/15/22	4,172	4,416
	Nutrien Ltd.	3.150%	10/1/22	7,085	7,384
	Nutrien Ltd.	1.900%	5/13/23	8,635	8,912
[2]	Nutrition & Biosciences Inc.	0.697%	9/15/22	3,035	3,042
	Sherwin-Williams Co.	4.200%	1/15/22	602	623
					197,656
Real Estate (1.2%)
	American Tower Corp.	2.250%	1/15/22	8,005	8,181
	American Tower Corp.	3.000%	6/15/23	5,100	5,402
	AvalonBay Communities Inc.	2.950%	9/15/22	9,225	9,594
	AvalonBay Communities Inc.	2.850%	3/15/23	500	523
	AvalonBay Communities Inc.	4.200%	12/15/23	2,840	3,123
	Boston Properties LP	3.850%	2/1/23	8,725	9,258
	Boston Properties LP	3.125%	9/1/23	3,225	3,402
	Camden Property Trust	2.950%	12/15/22	5,274	5,491
	Digital Realty Trust LP	2.750%	2/1/23	9,770	10,209
	ERP Operating LP	3.000%	4/15/23	3,200	3,364
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,923
	Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,708
	Federal Realty Investment Trust	3.000%	8/1/22	475	489
	Highwoods Realty LP	3.200%	6/15/21	8,056	8,150
	Highwoods Realty LP	3.625%	1/15/23	750	781
	Kimco Realty Corp.	3.400%	11/1/22	12,650	13,313
	Kimco Realty Corp.	3.125%	6/1/23	6,350	6,682
	National Retail Properties Inc.	3.300%	4/15/23	2,950	3,090
	Public Storage	2.370%	9/15/22	9,480	9,810
	Realty Income Corp.	3.250%	10/15/22	39,130	40,938
	Realty Income Corp.	4.650%	8/1/23	9,550	10,505
	Welltower Inc.	3.750%	3/15/23	2,300	2,438
	Welltower Inc.	3.950%	9/1/23	1,590	1,723
					168,097
Technology (1.4%)
	Apple Inc.	2.300%	5/11/22	7,000	7,200
	Apple Inc.	0.750%	5/11/23	5,000	5,051
	Broadcom Inc.	3.125%	10/15/22	63,350	66,338
	DXC Technology Co.	4.000%	4/15/23	3,800	4,026
	Moody's Corp.	4.500%	9/1/22	5,440	5,790
	Oracle Corp.	1.900%	9/15/21	8,095	8,195
	Oracle Corp.	2.500%	5/15/22	7,004	7,208
	PayPal Holdings Inc.	2.200%	9/26/22	20,200	20,889
	PayPal Holdings Inc.	1.350%	6/1/23	21,561	22,036
	VMware Inc.	2.950%	8/21/22	44,780	46,480
					193,213
Utilities (4.3%)
	CenterPoint Energy Inc.	3.600%	11/1/21	45,330	46,728
	CenterPoint Energy Inc.	2.500%	9/1/22	10,752	11,114
	Dominion Energy Inc.	2.000%	8/15/21	8,793	8,890
[2]	Dominion Energy Inc.	2.450%	1/15/23	40,000	41,597
[2,3]	Dominion Energy Inc., 3M USD LIBOR + 0.400%	0.646%	12/1/20	26,000	26,000
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.776%	9/15/23	6,090	6,089
	DTE Energy Co.	3.300%	6/15/22	6,500	6,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	0.550%	11/1/22	40,000	40,138
	DTE Energy Co.	2.250%	11/1/22	25,400	26,252
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,800	1,822
	Duke Energy Corp.	2.400%	8/15/22	11,453	11,810
	Duke Energy Corp.	3.050%	8/15/22	9,087	9,440
	Duke Energy Progress LLC	3.000%	9/15/21	1,175	1,192
[3]	Duke Energy Progress LLC, 3M USD LIBOR + 0.180%	0.433%	2/18/22	30,000	30,000
[2]	EDP Finance BV	5.250%	1/14/21	1,600	1,614
	Entergy Corp.	4.000%	7/15/22	7,719	8,124
	Evergy Inc.	4.850%	6/1/21	13,415	13,609
	Eversource Energy	2.750%	3/15/22	62,800	64,608
	Eversource Energy	2.800%	5/1/23	19,130	20,059
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	2,080	2,145
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	27,982	28,960
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	17,930	18,808
	Northern States Power Co.	2.600%	5/15/23	1,760	1,839
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,242
	NTPC Ltd.	5.625%	7/14/21	6,000	6,155
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,200	4,400
	PacifiCorp	3.850%	6/15/21	6,773	6,864
	PECO Energy Co.	1.700%	9/15/21	2,295	2,317
	PECO Energy Co.	2.375%	9/15/22	3,595	3,712
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	50,193	52,514
	PPL Capital Funding Inc.	3.500%	12/1/22	10,532	11,083
	Public Service Electric and Gas Co.	1.900%	3/15/21	10,000	10,047
	Public Service Electric and Gas Co.	2.375%	5/15/23	1,770	1,843
	Public Service Enterprise Group Inc.	2.650%	11/15/22	15,271	15,919
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,162
	Southern Co.	2.350%	7/1/21	19,363	19,581
[2]	State Grid Overseas Investment 2016 Ltd	2.125%	5/18/21	3,880	3,904
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	19,705	20,220
					595,554
Total Corporate Bonds (Cost $8,241,084)					8,276,922
Sovereign Bonds (5.9%)
	Corp. Andina de Fomento	3.250%	2/11/22	26,585	27,371
	Corp. Andina de Fomento	4.375%	6/15/22	5,000	5,271
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,304
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,000	2,087
[2]	Emirate of Abu Dhabi	0.750%	9/2/23	15,300	15,270
	Emirate of Abu Dhabi	2.125%	9/30/24	33,185	34,648
	Emirate of Abu Dhabi	3.125%	10/11/27	510	567
	Export-Import Bank of India	3.125%	7/20/21	9,035	9,135
	Kingdom of Saudi Arabia	2.375%	10/26/21	40,100	40,666
[3]	Korea Development Bank, 3M USD LIBOR + 0.550%	0.799%	3/12/21	10,000	10,000
[9]	Korea Monetary Stabilization Bond	0.000%	1/19/21	100,000,000	88,006
[9]	Korea Monetary Stabilization Bond	0.000%	4/20/21	100,000,000	87,858
[9]	Korea Monetary Stabilization Bond	1.315%	10/2/21	50,000,000	44,289
	KSA Sukuk Ltd.	2.894%	4/20/22	31,800	32,698
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	3,400	3,438
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	3,700	3,830
	Republic of Colombia	4.375%	7/12/21	52,153	53,456
[1]	Republic of Colombia	2.625%	3/15/23	30,405	31,220
	Republic of Croatia	6.375%	3/24/21	12,000	12,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Croatia	5.500%	4/4/23	3,155	3,481
	Republic of Hungary	6.375%	3/29/21	42,126	43,126
	Republic of Hungary	5.375%	2/21/23	22,492	24,826
	Republic of Hungary	5.750%	11/22/23	8,000	9,170
	Republic of Indonesia	3.750%	4/25/22	45,074	46,877
	Republic of Indonesia	2.950%	1/11/23	2,500	2,603
	Republic of Latvia	5.250%	6/16/21	1,500	1,544
	Republic of Panama	4.000%	9/22/24	32,618	35,635
	Republic of Serbia	7.250%	9/28/21	13,810	14,579
	Romania	6.750%	2/7/22	27,481	29,505
[10]	SoQ Sukuk A QSC	3.241%	1/18/23	11,847	12,481
	State of Israel	4.000%	6/30/22	300	318
	State of Qatar	3.875%	4/23/23	10,000	10,722
	State of Kuwait	2.750%	3/20/22	24,866	25,516
	United Mexican States	4.000%	10/2/23	28,500	30,944
	Wakala Global Sukuk Bhd	4.646%	7/6/21	9,400	9,647
Total Sovereign Bonds (Cost $801,015)					813,342
Taxable Municipal Bonds (0.0%)
[3]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700% (Cost $33)	0.849%	1/2/25	34	33
				Shares
Temporary Cash Investments (11.3%)
Money Market Fund (9.7%)
[11]	Vanguard Market Liquidity Fund	0.112%		13,330,190	1,333,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.6%)
[6,12]	U.S. Treasury Bill	0.084%	3/25/21	225,000	224,906
Total Temporary Cash Investments (Cost $1,557,794)					1,557,925
Total Investments (101.1%) (Cost $13,921,261)					13,984,228
Other Assets and Liabilities—Net (-1.1%)					(151,463)
Net Assets (100%)					13,832,765
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value was $3,244,601,000, representing 23.5% of net assets.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security value determined using significant unobservable inputs.
6	Securities with a value of $7,249,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Australian dollars.
8	Face amount denominated in British pounds.
9	Face amount denominated in Korean won.
10	Guaranteed by the State of Qatar.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Securities with a value of $6,106,000 has been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2020	756	166,958	(3)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2020	(9,681)	(1,215,949)	3,697
Ultra 10-Year U.S. Treasury Note	December 2020	(45)	(7,078)	56
				3,753
				3,750

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	11/25/20	USD	202,598	AUD	286,769	1,001	—
Royal Bank of Canada	11/25/20	USD	3,879	GBP	2,990	5	—
JPMorgan Chase Bank, N.A.	4/20/21	USD	52,580	KRW	60,000,000	—	(327)
BNP Paribas	4/20/21	USD	48,438	KRW	55,000,000	—	(60)
Barclays Bank plc	1/19/21	USD	45,777	KRW	55,000,000	—	(2,700)
JP Morgan Securities, Inc.	1/19/21	USD	24,954	KRW	30,000,000	—	(1,488)
BNP Paribas	4/20/21	USD	17,644	KRW	20,000,000	8	—
Standard Chartered Bank	1/19/21	USD	12,482	KRW	15,000,000	—	(739)
Standard Chartered Bank	4/20/21	USD	8,813	KRW	10,000,000	—	(5)
JPMorgan Chase Bank, N.A.	4/20/21	USD	4,415	KRW	5,000,000	7	—
						1,021	(5,319)
AUD—Australian dollar.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	12/23/25	BARC	4,500	1.000	7	—	7	—
[1] Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $900,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund ) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,301,504	34,502	3,336,006
Corporate Bonds	—	8,276,922	—	8,276,922
Sovereign Bonds	—	813,342	—	813,342
Taxable Municipal Bonds	—	33	—	33
Temporary Cash Investments	1,333,019	224,906	—	1,557,925
Total	1,333,019	12,616,707	34,502	13,984,228
Derivative Financial Instruments
Assets
Future Contracts[1]	458	—	—	458
Forward Currency Contracts	—	1,021	—	1,021
Swap Contracts	—	7	—	7
Total	458	1,028	—	1,486
Liabilities
Forward Currency Contracts	—	5,319	—	5,319
1	Represents variation margin on the last day of the reporting period.